Debt - Schedule of Outstanding of Debt (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term loans
Long-term debt, non-current portion			¥ 4,706
Total	296	42	7,533
Short-term bank loans [Member]
Short-term loans
Short-term bank loans	113,151	16,181	110,021
Long-term debt, non-current portion [Member]
Short-term loans
Term of Long-term debt, current portion	296	42	2,827
Long-term debt, non-current portion			¥ 4,706
Minimum [Member] | Short-term bank loans [Member]
Short-term loans
Annual interest rates of Short-term bank loans	2.30%	2.30%
Term of Short-term of bank loans	6 months
Long-term debt, current portion	6 months
Term of Long-term debt, non-current portion	6 months
Minimum [Member] | Long-term debt, non-current portion [Member]
Short-term loans
Term of Short-term of bank loans	3 years
Annual interest rates Long-term debt, current portion	5.55%	5.55%
Long-term debt, current portion	3 years
Annual interest rates Long-term debt, non-current portion	5.55%	5.55%
Term of Long-term debt, non-current portion	3 years
Maximum [Member] | Short-term bank loans [Member]
Short-term loans
Annual interest rates of Short-term bank loans	5.00%	5.00%
Term of Short-term of bank loans	1 year
Long-term debt, current portion	1 year
Term of Long-term debt, non-current portion	1 year
Maximum [Member] | Long-term debt, non-current portion [Member]
Short-term loans
Term of Short-term of bank loans	4 years 6 months
Annual interest rates Long-term debt, current portion	10.46%	10.46%
Long-term debt, current portion	4 years 6 months
Annual interest rates Long-term debt, non-current portion	10.46%	10.46%
Term of Long-term debt, non-current portion	4 years 6 months